                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6362

                           Van Kampen Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   7/31/04

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)



  PAR
  AMOUNT
  (000)     DESCRIPTION                                                                  COUPON         MATURITY        VALUE
            MUNICIPAL BONDS    150.4%
            ALABAMA     3.3%
  $ 1,000   Birmingham Baptist Med Ctr AL Baptist Hlth Sys Ser A                          5.875%        11/15/24      $ 1,020,940
    2,695   Gadsden, AL Wts Ser B (AMBAC Insd)                                            5.250         08/01/21        2,875,376
    4,000   Jefferson Cnty, AL Swr Rev Cap Impt Wts (Prerefunded @ 08/01/12)
            (FGIC Insd)                                                                   5.125         02/01/42        4,386,480
    6,215   Jefferson Cnty, AL Swr Rev Cap Impt Wts Ser A (Prerefunded @ 02/01/11)
            (FGIC Insd)                                                                   5.000         02/01/41        6,784,045
    1,735   Jefferson Cnty, AL Swr Rev Cap Impt Wts Ser A (Prerefunded @ 02/01/11)
            (FGIC Insd)                                                                   5.000         02/01/41        1,905,516
    2,405   Marshall Cnty, AL Hlthcare Ser C                                              6.000         01/01/32        2,494,057
                                                                                                                    -------------
                                                                                                                       19,466,414
                                                                                                                    -------------

            ALASKA     0.2%
    1,000   Alaska St Intl Arpt Rev Ser B (AMBAC Insd)                                    5.750         10/01/17        1,124,580
                                                                                                                    -------------

            ARIZONA     0.7%
    1,425   Arizona Cap Fac Fin Corp Student Hsg Rev AZ St Univ Proj                      6.250         09/01/32        1,486,261
    1,000   Arizona Hlth Fac Auth Hosp John C Lincoln Hlth Network                        6.375         12/01/37        1,027,490
    1,750   Arizona Sch Fac Brd Ctf Part Ser A (MBIA Insd)                                5.250         09/01/17        1,887,130
                                                                                                                    -------------
                                                                                                                        4,400,881
                                                                                                                    -------------

            ARKANSAS     0.7%
    2,310   Arkansas St Dev Fin Auth Rev St Agy Fac Donaghey Plaza Proj
            (FSA Insd)                                                                    5.000         06/01/34        2,310,023
    1,565   Fort Smith, AR Wtr & Swr Rev Ser C (FSA Insd)                                 5.000         10/01/21        1,623,328
                                                                                                                    -------------
                                                                                                                        3,933,351
                                                                                                                    -------------

            CALIFORNIA     13.4%
    4,000   Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impts Proj
            C (FSA Insd)                                                                      *         09/01/20        1,763,960
      350   California Hlth Fac Fin Auth Rev Casa De Las Ser A (MBIA Insd)                5.250         08/01/17          373,338
    5,500   California St (AMBAC Insd)                                                    5.125         10/01/27        5,542,680
    1,250   California St Dept Wtr Res Pwr Ser A                                          6.000         05/01/15        1,396,512
    4,000   California St Dept Wtr Res Pwr Ser A (AMBAC Insd) (a)                         5.375         05/01/18        4,330,080
    3,705   California St Dept Wtr Res Pwr Ser A (MBIA Insd)                              5.375         05/01/21        3,957,866
    2,000   California St Dept Wtr Res Pwr Ser A (MBIA Insd)                              5.375         05/01/22        2,127,540
    5,295   California St Econ Rec Ser A                                                  5.000         07/01/17        5,542,065


    2,500   California St Pub Wks Brd Lease Rev Dept Corrections Ser E Rfdg
            (XLCA Insd)                                                                   5.000         06/01/18        2,635,950
    1,000   California St Pub Wks Brd UCLA Replacement Hosp Ser A (FSA Insd)              5.375         10/01/20        1,070,130
    5,000   California St Univ Rev Systemwide Ser A (AMBAC Insd)                          5.000         11/01/23        5,130,500
    2,650   California Statewide Cmnty Dev Auth Ctf Part (Acquired 11/23/99,
            Cost $2,650,000) (b)                                                          7.250         11/01/29        2,723,087
    5,000   Contra Costa, CA Home Mtg Fin Auth Home Mtg Rev (Escrowed to
            Maturity) (MBIA Insd)                                                             *         09/01/17        2,607,350
    1,000   Davis, CA Pub Fac Fin Auth Mace Ranch Area Ser A                              6.600         09/01/25        1,043,260
      850   Del Mar, CA Race Track Auth Rev Rfdg                                          6.000         08/15/06          873,298
   18,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg
            (MBIA Insd)                                                                       *         01/15/25        5,464,800
   27,810   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                      *         01/15/33        4,845,892
    6,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Sr Lien
            Ser A (Escrowed to Maturity)                                                      *         01/01/18        3,181,020
    2,240   Huntington Park, CA Redev Agy Rev Tax Alloc Santa Fe Redev Rfdg               6.200         10/01/27        2,305,363
    2,635   Imperial Irr Dist CA Ctf Part Elec Sys Proj (FSA Insd)                        5.250         11/01/23        2,763,720
    2,000   Los Angeles, CA Uni Sch Dist Ser A (MBIA Insd)                                5.375         07/01/18        2,180,240
    4,400   Los Angeles, CA Uni Sch Dist Ser A (MBIA Insd)                                5.250         07/01/19        4,721,948
    5,585   Sacramento, CA City Fin Auth Rev Comb Proj B (MBIA Insd)                          *         11/01/14        3,520,170
    1,375   San Bernadino, CA Jt Pwrs Fin Auth Alloc Rev Cent City Merged Proj
            A Rfdg (AMBAC Insd)                                                           5.750         07/01/20        1,588,386
    1,000   Stockton, CA Cmnty Fac Dist Spl Tax No 1-A Mello Roos-Weston
            Ranch Ser A                                                                   5.800         09/01/14        1,044,550
    5,000   University CA Rev Gen Ser B (AMBAC Insd)                                      5.000         05/15/20        5,222,000
                                                                                                                    -------------
                                                                                                                       77,955,705
                                                                                                                    -------------

            COLORADO     2.0%
    1,000   Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives Ser A                    5.500         03/01/32        1,023,280
    1,125   Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth                     6.500         11/15/31        1,217,947
    2,200   La Plata Cnty, CO Sch Dist 9-R Durango (MBIA Insd)                            5.250         11/01/21        2,327,314
    6,365   Platte Riv Pwr Auth CO Pwr Rev Ser EE                                         5.375         06/01/16        6,941,223
                                                                                                                    -------------
                                                                                                                       11,509,764
                                                                                                                    -------------

            CONNECTICUT     5.2%
    1,935   Bridgeport, CT Ser A (MBIA Insd)                                              5.250         08/15/20        2,071,359
    7,140   Connecticut St Hlth & Ed Fac Auth Rev Nursing Home Proj AHF/Hartford
            (Prerefunded @ 11/01/04)                                                      7.125         11/01/24        7,385,902
    2,840   Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt Ser A (AMT) (ACA Insd)     6.600         07/01/24        3,019,999
    3,460   Mashantucket Western Pequot Tribe CT Spl Rev Ser A, 144A - Private
            Placement (c)                                                                 6.400         09/01/11        3,850,738



    3,540   Mashantucket Western Pequot Tribe CT Spl Rev Ser A, 144A - Private
            Placement (Prerefunded @ 09/01/07) (c)                                        6.400         09/01/11        3,780,472
    6,500   Mashantucket Western Pequot Tribe CT Spl Rev Ser B, 144A - Private
            Placement (c)                                                                 5.750         09/01/18        6,770,985
    3,500   Mashantucket Western Pequot Tribe CT Spl Rev Ser B, 144A - Private
            Placement (c)                                                                 5.750         09/01/27        3,562,230

                                                                                                                    -------------
                                                                                                                       30,441,685
                                                                                                                    -------------

            DISTRICT OF COLUMBIA     1.0%
    1,000   District of Columbia Hosp Rev Medlantic Hlthcare Group A Rfdg
            (Escrowed to Maturity) (MBIA Insd)                                            5.875         08/15/19        1,086,260
    5,000   Metropolitan Washington DC Arpt Auth Sys Ser A (AMT) (FGIC Insd)              5.125         10/01/26        5,006,250
                                                                                                                    -------------
                                                                                                                        6,092,510
                                                                                                                    -------------

            FLORIDA     10.1%
    3,380   Brevard Cnty, FL Hlth Fac Hlth First Inc Proj (MBIA Insd)                     5.125         04/01/31        3,405,316
    2,550   Broward Cnty, FL Wtr & Swr Util Rfdg (MBIA Insd)                              5.000         10/01/20        2,667,198
    3,040   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                              5.950         07/01/20        3,154,547
    1,000   Florida St Brd Ed Lottery Rev Ser A (FGIC Insd)                               5.750         07/01/11        1,129,760
    3,000   Florida St Dept Environmental Protection Preservation Rev Ser A
            (FGIC Insd)                                                                   5.750         07/01/10        3,398,250
    3,880   Florida St Dept Trans Ser A                                                   5.250         07/01/21        4,179,070
    1,895   Gulf Breeze, FL Rev Loc Govt (Variable Rate Coupon) (FGIC Insd)               5.625         12/01/20        2,036,954
      955   Gulf Breeze, FL Rev Venice Loc Govt (FGIC Insd) (d)                           5.050         12/01/20        1,013,265
    2,310   Hillsborough Cnty, FL Indl Dev Auth Andl Dev Rev Hlth Fac Proj
            Univ Cmnty Hosp Ser A                                                         5.500         08/15/14        2,366,988
    1,000   Hillsborough Cnty, FL Indl Dev Auth Indl Dev Rev Univ Cmnty Hosp
            (MBIA Insd)                                                                   5.750         08/15/14        1,023,360
    1,000   Hillsborough Cnty, FL Util Jr Lien Rfdg (AMBAC Insd)                          5.000         08/01/06        1,059,030
    1,000   Jea, FL Elec Sys Rev Ser 3 Ser A                                              5.500         10/01/41        1,022,970
      265   Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys                              5.500         11/15/32          264,409
    1,515   Miami Beach, FL Stormwtr Rev (FGIC Insd)                                      5.250         09/01/25        1,566,964
    2,000   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AMT) (FGIC Insd)            5.375         10/01/25        2,044,800
    2,700   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AMT) (FGIC Insd)            5.375         10/01/32        2,736,288
    5,000   Miami-Dade Cnty, FL Aviation Ser A (AMT) (FSA Insd)                           5.125         10/01/35        4,940,550
    1,855   Miami-Dade Cnty, FL Hlth Fac Miami Childrens Hosp Ser A Rfdg
            (AMBAC Insd)                                                                  5.000         08/15/20        1,907,515
    3,750   Orange Cnty, FL Sch Brd Ctf Part Ser A (AMBAC Insd)                           5.250         08/01/14        4,114,275
    4,320   Orange Cnty, FL Tourist Dev Tax Rev (AMBAC Insd)                              5.625         10/01/14        4,790,318
    4,300   Orange Cnty, FL Tourist Dev Tax Rev (AMBAC Insd)                              5.500         10/01/31        4,490,232
    1,870   Reedy Creek Impt Dist FL Ser A (MBIA Insd)                                    5.000         06/01/21        1,950,747



    2,140   Reedy Creek, FL Impt Dist FL Ser A Rfdg (AMBAC Insd)                          5.500         06/01/12        2,384,217
    1,060   Tallahassee, FL Lease Rev FL St Univ Proj Ser A (MBIA Insd)                   5.500         08/01/18        1,166,106
                                                                                                                    -------------
                                                                                                                       58,813,129
                                                                                                                    -------------

            GEORGIA     3.7%
    2,000   Atlanta, GA Arpt Passenger Fac Gen Sub Lien Ser C (FSA Insd)                  5.000         01/01/33        1,995,400
    2,645   Georgia St Ser D                                                              6.000         10/01/05        2,779,075
    3,500   Georgia St Ser D                                                              6.000         10/01/06        3,792,180
    1,400   Municipal Elec Auth GA Combustion Turbine Proj Ser A (MBIA Insd)              5.250         11/01/14        1,530,018
    8,030   Municipal Elec Auth GA Combustion Turbine Proj Ser A (MBIA Insd)              5.250         11/01/18        8,625,746
    1,000   Oconee Cnty, GA Indl Dev Auth Oiit Proj (XLCA Insd)                           5.250         07/01/23        1,039,290
    2,000   Royston, GA Hosp Auth Hosp Ctf Rev Ty Cobb Hlthcare Sys Inc Rfdg              6.500         07/01/27        1,959,760
                                                                                                                    -------------
                                                                                                                       21,721,469
                                                                                                                    -------------

            HAWAII     0.4%
    1,465   Honolulu, HI City & Cnty Ser D (AMT) (FGIC Insd)                              4.700         02/01/08        1,546,630
      975   Honolulu, HI City & Cnty Wastewtr Sys Rev Cap Apprec (FGIC Insd)                  *         07/01/12          698,002
                                                                                                                    -------------
                                                                                                                        2,244,632
                                                                                                                    -------------

            ILLINOIS     15.1%
    3,400   Carol Stream, IL First Mtg Rev Windsor Pk Mnr Proj
            (Prerefunded @ 12/01/07)                                                      7.000         12/01/13        3,905,478
    1,500   Champaign Cnty, IL Cmnty Unit Sch Dist No 116 Urbana Ser C
            (Prerefunded @ 01/01/10) (FGIC Insd)                                              *         01/01/16          872,595
    1,300   Champaign Cnty, IL Cmnty Unit Sch Dist No 116 Urbana Ser C
            (Prerefunded @ 01/01/10) (FGIC Insd)                                              *         01/01/18          669,305
    1,285   Chicago, IL Brd Ed (Prerefunded @ 12/01/10) (FGIC Insd)                       6.000         12/01/12        1,481,130
    1,400   Chicago, IL Brd Ed Ser A (MBIA Insd)                                          5.500         12/01/28        1,463,252
    4,000   Chicago, IL Neighborhoods Alive 21 Pgm Ser A (FGIC Insd)                      5.750         01/01/40        4,224,680
    2,500   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien C 2 Rfdg (AMT)
            (FSA Insd)                                                                    5.250         01/01/30        2,511,875
    5,000   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien Ser A Rfdg (AMT)
            (MBIA Insd)                                                                   5.375         01/01/32        5,054,600
    1,015   Chicago, IL O'Hare Intl Arpt Rev Second Lien Passenger Fac Ser B
            (AMBAC Insd)                                                                  5.500         01/01/16        1,101,376
    1,980   Chicago, IL Pk Dist Ser C (FGIC Insd)                                         5.500         01/01/19        2,157,784
    2,565   Chicago, IL Proj Ser C Rfdg (FGIC Insd)                                       5.750         01/01/12        2,884,060
    1,000   Cook Cnty, IL Cmnty Cons Sch Dist No 64 Park Ridge (FSA Insd)                 5.500         12/01/14        1,125,550
    1,000   Cook Cnty, IL Ser A (FGIC Insd)                                               5.500         11/15/31        1,044,500
    7,765   Du Page Cnty, IL Forest Preserve Dist                                             *         11/01/17        4,119,876
    5,000   Du Page Cnty, IL Trans Rev (FSA Insd)                                         5.750         01/01/15        5,604,350
    4,000   Hodgkins, IL Tax Increment Ser A Rfdg                                         7.625         12/01/13        4,325,000


    2,860   Illinois Dev Fin Auth Rev Adventist Hlth Ser A (MBIA Insd) (d)                5.500         11/15/05        2,989,215
    2,725   Illinois Dev Fin Auth Rev Cmnty Rehab Providers Fac Ser A                     7.375         07/01/25        2,908,093
    2,705   Illinois Dev Fin Auth Rev Loc Govt Pgm Aurora East Sch (MBIA Insd)                *         12/01/15        1,599,304
    1,565   Illinois Ed Fac Auth Rev DePaul Univ (Prerefunded @ 10/01/10)
            (AMBAC Insd)                                                                  5.625         10/01/15        1,781,674
    1,740   Illinois Ed Fac Auth Rev Lewis Univ                                           5.900         10/01/14        1,732,605
    2,500   Illinois Fin Auth Rev Northwestern Mem Hosp Ser A                             5.500         08/15/43        2,523,550
    1,645   Illinois Hlth Fac Auth Rev Evangelical Hosp Ser C Rfdg (FSA Insd)             6.750         04/15/12        1,936,313
    2,500   Illinois St First Ser (MBIA Insd)                                             5.500         12/01/09        2,782,225
    1,500   Illinois St First Ser (FGIC Insd)                                             5.375         11/01/14        1,654,545
    3,000   Illinois St First Ser (FSA Insd)                                              5.250         12/01/21        3,168,660
    3,440   Kendall Kane & Will Cntys, IL Cmnty Sch Dist No 308 Ser B (FGIC Insd)         5.250         10/01/19        3,659,747
      870   Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev Cap Apprec
            (Escrowed to Maturity) (FGIC Insd)                                                *         06/15/14          563,334
    3,460   Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev Cap Apprec
            (Unrefunded Balance) (FGIC Insd)                                                  *         06/15/14        2,225,299
    2,675   Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl
            Expn Ser A (MBIA Insd)                                                        5.250         06/15/42        2,709,855
    1,510   Roselle, IL Multi-Family Hsg Rev Waterbury Apts Ser A Rfdg
            (GNMA Collateralized)                                                         7.000         01/01/25        1,549,502
    3,060   Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (FGIC Insd)            *         01/01/12        2,243,714
    3,505   Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (FGIC Insd)            *         01/01/14        2,296,371
    2,010   Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (FGIC Insd)            *         01/01/16        1,170,684
    1,415   Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (FGIC Insd)            *         01/01/19          690,322
    9,660   Will Cnty, IL Forest Preserve Dist Ser B (FGIC Insd)                              *         12/01/16        5,387,382
                                                                                                                    -------------
                                                                                                                       88,117,805
                                                                                                                    -------------

            INDIANA     1.4%
    1,000   Allen Cnty, IN Juvenile Justice Ctr First Mtg (AMBAC Insd)                    5.500         01/01/18        1,085,780
    1,000   Clark Pleasant, IN Cmnty Sch First Mtg (AMBAC Insd)                           5.500         07/15/13        1,113,200
    1,580   Indiana Trans Fin Auth Toll Rd Lease Rev Rfdg (AMBAC Insd)                    5.375         07/01/09        1,701,707
    1,500   Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT) (d)                          5.950         12/01/29        1,500,360
    2,500   Vigo Cnty, IN Sch Bldg Corp First Mtg Impt & Rfdg (FSA Insd)                  5.250         07/10/24        2,590,450
                                                                                                                    -------------
                                                                                                                        7,991,497
                                                                                                                    -------------

            KANSAS     1.1%
    3,000   Sedgwick Cnty, KS Uni Sch Dist No 259 Wichita (MBIA Insd)                     6.000         09/01/09        3,404,550



    1,395   Wichita, KS Pub Bldg Comm Rev Wichita St Univ Proj Ser L Rfdg
            (AMBAC Insd)                                                                  5.000         02/01/15        1,482,327
    1,465   Wichita, KS Pub Bldg Comm Rev Wichita St Univ Proj Ser L Rfdg
            (AMBAC Insd)                                                                  5.000         02/01/16        1,549,897
                                                                                                                    -------------
                                                                                                                        6,436,774
                                                                                                                    -------------

            KENTUCKY     2.3%
    4,000   Elsmere, KY Indl Dev Rev Courtaulds Pkg Inc Proj Rfdg (Prerefunded
            @ 04/01/05)                                                                   6.750         04/01/10        4,214,400
    1,500   Kentucky St Ppty & Bldg Commn Proj No 69 Ser A Rfdg (FSA Insd)                5.500         08/01/11        1,681,635
    3,500   Kentucky St Tpk Auth Econ Dev Revitalization Proj Rfdg (FSA Insd)             5.500         07/01/07        3,802,540
    1,000   Kentucky St Tpk Auth Econ Dev Revitalization Proj Rfdg (FSA Insd)             5.625         07/01/14        1,114,810
    2,350   Louisville & Jefferson, KY Swr Ser A (MBIA Insd)                              5.500         05/15/15        2,576,775
                                                                                                                    -------------
                                                                                                                       13,390,160
                                                                                                                    -------------

            LOUISIANA     3.1%
    5,000   Ernest N Morial New Orleans LA Sr Sub Ser A (AMBAC Insd)                      5.250         07/15/21        5,298,450
    1,675   Louisiana Loc Govt Envir Fac Pkg Fac Corp Garage Proj Ser A
            (AMBAC Insd)                                                                  5.200         10/01/19        1,775,751
    3,000   Louisiana St Ser A (FGIC Insd)                                                5.500         11/15/07        3,280,080
    8,033   Louisiana St Univ & Agric & Mechanical College Univ Rev Master
            Agreement (Acquired 11/30/98, Cost $8,032,929)                                5.750         10/30/18        7,530,791
                                                                                                                    -------------
                                                                                                                       17,885,072
                                                                                                                    -------------

            MAINE     0.2%
    1,000   Maine Vets Homes, ME Rev (Prerefunded @ 10/01/05)                             7.750         10/01/20        1,085,690
                                                                                                                    -------------

            MARYLAND     1.4%
    2,300   Baltimore, MD Cap Apprec Cons Pub Ser A Impt & Rfdg (FGIC Insd)                   *         10/15/06        2,110,135
    1,845   Baltimore, MD Cap Apprec Ser A (Unrefunded Balance) (FGIC Insd)                   *         10/15/07        1,598,656
    1,700   Maryland St Trans Auth Arpt Baltimore/WA Intl Arpt B (AMT) (AMBAC
            Insd)                                                                         5.125         03/01/24        1,730,855
    2,365   Northeast, MD Waste Disp Auth Rfdg (AMT) (AMBAC Insd)                         5.500         04/01/16        2,537,456
                                                                                                                    -------------
                                                                                                                        7,977,102
                                                                                                                    -------------

            MASSACHUSETTS 4.6%
    1,775   Massachusetts Muni Whsl Elec Co Nuclear Proj 5 (MBIA Insd)                    5.250         07/01/13        1,949,784
    1,000   Massachusetts St Cons Ln Ser B (AMBAC Insd)                                   5.000         08/01/22        1,032,190
    1,745   Massachusetts St Cons Ln Ser B (Prerefunded @ 05/01/09)                       5.250         05/01/13        1,921,995
    5,000   Massachusetts St Cons Ln Ser E (Prerefunded @ 01/01/13) (FSA Insd)            5.250         01/01/20        5,482,200
    2,165   Massachusetts St Dev Fin Agy Proj Ser A (MBIA Insd)                           5.125         02/01/34        2,180,003



      785   Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)          6.100         09/01/18          821,526
    1,000   Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)          6.250         09/01/28        1,031,710
    1,500   Massachusetts St Fed Hwy Gnt Antic Nt Ser A                                   5.750         06/15/15        1,656,915
    3,700   Massachusetts St Hlth & Ed Fac Auth Rev (Variable Rate Coupon)
            (MBIA Insd)                                                                   5.000         07/01/13        3,783,953
    1,000   Massachusetts St Hlth & Ed Fac Auth Rev Part Hlthcare Sys Ser C               5.750         07/01/32        1,044,190
    2,500   Massachusetts St Spl Oblig Dedicated Tax Rev (FGIC Insd)                      5.000         01/01/34        2,500,825
    3,195   Massachusetts St Wtr Res Auth Gen Ser A (MBIA Insd)                           5.000         08/01/28        3,209,985
                                                                                                                    -------------
                                                                                                                       26,615,276
                                                                                                                    -------------

            MICHIGAN     3.8%
    3,440   Detroit, MI Loc Dev Fin Auth Tax Increment Sr Ser B (Acquired
            09/08/97, Cost $3,440,000) (b)                                                6.700         05/01/21        3,386,886
      850   Detroit, MI Loc Dev Fin Auth Tax Increment Sub Ser C (Acquired
            09/08/97, Cost $850,000) (b)                                                  6.850         05/01/21          820,785
    3,860   Detroit, MI Ser A (XLCA Insd)                                                 5.250         04/01/21        4,033,237
    2,930   Detroit, MI Wtr Supply Sys Rev Sr Lien Ser C Rfdg (MBIA Insd)                 5.250         07/01/18        3,144,388
    1,180   Hillsdale, MI Hosp Fin Auth Hosp Rev Hillsdale Cmnty Hlth Ctr                 5.750         05/15/18        1,178,218
    2,000   Michigan Muni Bd Auth Rev Clean Wtr Rev Fd                                    5.250         10/01/18        2,156,460
      500   Michigan St Hosp Fin Auth Rev Hosp Genesys Regl Med Ser A Rfdg
            (Escrowed to Maturity)                                                        5.375         10/01/13          550,310
    2,640   Michigan St Hsg Dev Rental Hsg Rev Ser A (AMT) (MBIA Insd)                    5.300         10/01/37        2,657,318
    1,500   Michigan St Strategic Fd Detroit Edison Co Proj C Rfdg (AMT)
            (XLCA Insd)                                                                   5.450         12/15/32        1,529,280
    2,500   Michigan St Trunk Line Ser A (Prerefunded @ 11/01/11)                         5.500         11/01/15        2,816,500
                                                                                                                    -------------
                                                                                                                       22,273,382
                                                                                                                    -------------

            MISSISSIPPI     0.5%
    2,500   Mississippi Bus Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc Proj           5.875         04/01/22        2,507,725
      540   Mississippi Home Corp Single Family Rev Mtg Ser F (AMT)
            (GNMA Collateralized)                                                         7.550         12/01/27          550,703
                                                                                                                    -------------
                                                                                                                        3,058,428
                                                                                                                    -------------

            MISSOURI     3.0%
    1,400   Ellisville, MO Indl Dev Auth Rev Gambrill Gardens Proj Rfdg & Impt            6.100         06/01/20        1,342,852
    1,000   Ellisville, MO Indl Dev Auth Rev Gambrill Gardens Proj Rfdg & Impt            6.200         06/01/29          931,240
    1,250   Fulton 54 Trans Corp Hwt Rev MO (AMBAC Insd)                                  4.600         09/01/04        1,253,588
    1,740   Good Shepherd Nursing Home Dist MO Nursing Home Fac Rev
            (Prerefunded @ 08/15/05)                                                      7.625         08/15/15        1,874,485
    1,000   Kearney, MO (AMBAC Insd)                                                      5.500         03/01/16        1,093,320
    1,415   Missouri St Hlth & Ed Fac Rev Univ MO Columbia Arena Proj                     5.000         11/01/18        1,479,920



    3,085   Missouri St Hwys & Trans Commn Rd Rev Ser A                                   5.250         02/01/07        3,305,176
    1,000   Missouri St Hwys & Trans Commn Rd Rev Ser A                                   5.125         02/01/17        1,063,440
    2,810   Perry Cnty, MO Nursing Home Rev Rfdg                                          5.900         03/01/28        2,446,639
    2,505   Saint Louis, MO Arpt Rev Cap Impt Prog Ser A (MBIA Insd)                      5.375         07/01/20        2,679,699
                                                                                                                    -------------
                                                                                                                       17,470,359
                                                                                                                    -------------

            NEVADA     1.7%
    3,000   Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC Insd)                          5.000         07/01/36        2,948,190
    3,000   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A (AMT)
            (AMBAC Insd)                                                                  5.250         07/01/34        2,985,960
    2,500   Reno, NV Cap Impt Rev (FGIC Insd)                                             5.125         06/01/26        2,537,375
    1,500   Reno, NV Sr Lien Retrac Reno Trans Proj (AMBAC Insd)                          5.125         06/01/37        1,507,770
                                                                                                                    -------------
                                                                                                                        9,979,295
                                                                                                                    -------------

            NEW HAMPSHIRE     1.3%
    4,800   New Hampshire Higher Ed & Hlth Fac Auth Rev Daniel Webster College Issue      6.300         07/01/29        4,499,760
    2,000   New Hampshire Higher Ed & Hlth Fac Auth Rev Riverwoods at Exeter Ser A        6.500         03/01/23        1,951,460
    1,000   New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch                           6.750         07/01/20          983,200
                                                                                                                    -------------
                                                                                                                        7,434,420
                                                                                                                    -------------

            NEW JERSEY     8.8%
    4,000   Camden Cnty, NJ Impt Auth Lease Rev Kaighn PT Marine Term Ser A
            (AMT) (Asset Gty Insd) (e) (f)                                                8.000         06/01/27          234,800
    1,460   Eastern Camden Cnty, NJ Regl Sch Dist Rfdg (FGIC Insd)                            *         03/01/05        1,447,371
    1,465   Eastern Camden Cnty, NJ Regl Sch Dist Rfdg (FGIC Insd)                            *         03/01/06        1,414,560
    1,615   Eastern Camden Cnty, NJ Regl Sch Dist Rfdg (FGIC Insd)                            *         03/01/07        1,504,050
    1,555   Eastern Camden Cnty, NJ Regl Sch Dist Rfdg (FGIC Insd)                            *         03/01/08        1,388,257
   25,000   New Jersey Econ Dev Auth St Contract Econ Recovery (MBIA Insd) (d)            5.900         03/15/21       29,170,750
    2,825   New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A (AMBAC Insd)               5.250         09/01/19        3,019,501
    3,500   New Jersey St Tpk Auth Tpk Rev Ser C (FSA Insd)                               6.500         01/01/16        4,189,990
    1,000   New Jersey St Trans Corp Capital Grant Antic Nt Ser B (AMBAC Insd)            5.500         02/01/08        1,090,470
    3,500   New Jersey St Trans Corp Ctf Fed Trans Admin Grants Ser A (AMBAC Insd)        5.500         09/15/13        3,914,365
    1,000   New Jersey St Trans Tr Fd Auth Trans Sys Ser A                                5.750         06/15/18        1,141,830
    3,000   Newark, NJ Hsg Auth Port Auth Newark Marine Terminal (MBIA Insd)              5.000         01/01/37        2,990,310
                                                                                                                    -------------
                                                                                                                       51,506,254
                                                                                                                    -------------

            NEW MEXICO     0.3%


    1,500   Jicarilla, NM Apache Nation Adj Ser A (Acquired 10/23/03, Cost
            $1,514,910) (b)                                                               5.000         09/01/18        1,523,100
                                                                                                                    -------------

            NEW YORK     12.1%
    1,770   Long Island Pwr Auth, NY Elec Cap Apprec (FSA Insd)                               *         06/01/18          941,481
    3,000   Metropolitan Trans Auth NY Ser A Rfdg (FGIC Insd)                             5.250         11/15/31        3,071,640
    2,500   Nassau Cnty, NY Interim Fin Auth Sales Tax Secured Ser A
            (Prerefunded @ 11/15/10)                                                      5.750         11/15/13        2,855,975
    1,000   Nassau Cnty, NY Ser A Rfdg (FGIC Insd)                                        6.000         07/01/10        1,139,750
       85   New York City Adj Sub Ser A-1 (d)                                             5.750         08/01/12           85,910
    2,625   New York City Hlth & Hosp Corp Rev Hlth Sys Ser A (AMBAC Insd)                5.000         02/15/11        2,849,096
    7,000   New York City Ser A                                                           6.250         08/01/08        7,593,040
    2,000   New York City Ser H (FGIC Insd)                                               6.000         08/01/12        2,311,320
    1,000   New York City Ser H                                                           5.750         03/15/13        1,102,040
    2,500   New York City Ser I (MBIA Insd)                                               5.000         08/01/17        2,658,825
    1,000   New York City Transitional Future Tax Secd Ser C (AMBAC Insd)                 5.250         08/01/22        1,055,780
    1,545   New York St Dorm Auth Lease Teachers College (FSA Insd)                       5.250         08/15/15        1,671,335
    6,800   New York St Dorm Auth Rev City Univ Sys Cons Ser A                            5.625         07/01/16        7,656,868
    1,250   New York St Dorm Auth Rev Cons City Univ Sys A (FSA Insd)                     5.750         07/01/13        1,435,450
    3,000   New York St Dorm Auth Rev Sch Dist Fin Pgm Ser D (MBIA Insd)                  5.500         10/01/17        3,325,140
    4,200   New York St Dorm Auth Rev Secd Hosp N General Hosp Rfdg                       5.750         02/15/19        4,617,270
    2,190   New York St Hsg Fin Agy Econ Dev & Hsg Ser A                                  5.250         09/15/20        2,307,428
    1,330   New York St Hsg Fin Agy Econ Dev & Hsg Ser A                                  5.000         09/15/22        1,348,700
    4,000   New York St Twy Auth Svc Cntrct Loc Hwy Brdg (Prerefunded
            @ 04/01/11)                                                                   5.250         04/01/16        4,443,880
    3,000   New York, NY City Mun Wtr Fin Ser B                                           5.000         06/15/19        3,146,430
    4,630   Plainedge, NY Un Free Sch Dist No. 2063 (Acquired 07/25/97,
            4,630,041) (b)                                                                6.000         06/01/12        4,873,118
    3,000   Triborough Brdg & Tunl Auth Gen Purp Ser A                                    5.000         01/01/27        3,004,470
    5,000   Triborough Brdg & Tunl Auth NY Gen Ser B Rfdg                                 5.000         11/15/21        5,172,850
    2,000   Triborough Brdg & Tunl Auth NY Ser E Rfdg (MBIA Insd)                         5.000         11/15/32        2,001,860
                                                                                                                    -------------
                                                                                                                       70,669,656
                                                                                                                    -------------

            NORTH CAROLINA     4.7%
    2,000   Johnston Cnty, NC (FGIC Insd)                                                 5.900         03/01/19        2,277,260
    7,015   North Carolina Eastern Muni Pwr Agy Pwr Sys Rev Ser A Rfdg
            (MBIA Insd)                                                                   5.500         01/01/05        7,135,798
    8,300   North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg
            (MBIA Insd) (d)                                                               6.000         01/01/12        9,554,545
    6,605   North Carolina Muni Pwr Agy Ser A (MBIA Insd)                                 5.250         01/01/20        7,012,925
    1,315   University NC Wilmington Rev (AMBAC Insd)                                     5.250         01/01/19        1,408,654
                                                                                                                    -------------
                                                                                                                       27,389,182
                                                                                                                    -------------



            OHIO     6.6%
    3,950   Cincinnati, OH City Sch Dist Sch Impt (FSA Insd)                              5.250         06/01/18        4,237,205
    2,765   Cleveland-Cuyahoga Cnty, OH Dev Port Auth Rev Cleveland Bond Fd Ser B         5.375         05/15/18        2,620,308

    1,000   Columbus, OH City Sch Dist Sch Fac Constr & Impt (FSA Insd)                   5.250         12/01/21        1,070,350
    1,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                                7.500         01/01/30        1,096,730
    2,350   Franklin Cnty, OH Convention Fac Auth Tax & Lease Rev Antic Bds
            Rfdg (AMBAC Insd)                                                             5.250         12/01/17        2,535,956
    1,200   Franklin Cnty, OH Convention Fac Auth Tax & Lease Rev Antic Bds
            Rfdg (AMBAC Insd)                                                             5.250         12/01/18        1,289,436
    4,800   Franklin Cnty, OH Hosp Rev Holy Cross Hlth Sys Ser B Rfdg (MBIA Insd)         5.250         06/01/10        4,910,112
    2,000   Lebanon, OH City Sch Dist (FSA Insd)                                          5.500         12/01/16        2,205,020
    1,000   Lorain Cnty, OH Hosp Rev Catholic Hlthcare                                    5.375         10/01/30        1,003,860
    2,000   Lorain, OH City Sch Dist Classroom Fac Impt (MBIA Insd)                       5.250         12/01/20        2,143,660
    1,000   Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig Group Ser A                       6.000         11/15/32        1,038,480
    1,520   Miami Univ OH Gen Rcpts Rfdg (AMBAC Insd)                                     5.000         12/01/21        1,580,268
    1,580   Montgomery Cnty, OH Hosp Rev Grandview Hosp & Med Ctr Rfdg (Escrowed
            to Maturity)                                                                  5.375         12/01/05        1,654,797
    2,270   Montgomery Cnty, OH Hosp Rev Kettering Med Ctr Impt & Rfdg (MBIA Insd)        6.250         04/01/20        2,708,791
    3,595   Ohio Mun Elec Generation Agy Jt Venture 5 Ctf Ben Int Rfdg (AMBAC Insd)       5.000         02/15/20        3,740,202
    1,000   Ohio St Air Quality Dev Auth Rev JMG Fdg Ltd Part Proj Rfdg (AMT)
            (AMBAC Insd)                                                                  6.375         04/01/29        1,026,840
    2,500   Ohio St Bldg Auth St Fac Adult Correction Ser A Rfdg (FSA Insd)               5.500         10/01/12        2,791,150
    1,000   Ohio St Higher Ed Cap Fac Ser II A                                            5.250         12/01/05        1,047,060
                                                                                                                    -------------
                                                                                                                       38,700,225
                                                                                                                    -------------

            OKLAHOMA     1.0%
    1,240   Kay Cnty, OK Home Fin Auth Rev Single Family Mtg Ser A Rfdg
            (Escrowed to Maturity) (AMBAC Insd)                                           7.000         11/01/11        1,495,762
    1,630   Oklahoma Hsg Fin Agy Single Family Rev Mtg Class B (AMT) (GNMA
            Collateralized)                                                               7.997         08/01/18        1,698,786
    2,305   Oklahoma St Cap Impt Auth St (MBIA Insd)                                      5.000         06/01/06        2,431,475
                                                                                                                    -------------
                                                                                                                        5,626,023
                                                                                                                    -------------

            OREGON     2.1%
    4,000   Oregon Hlth Sciences Univ Insd Ser A (MBIA Insd)                              5.250         07/01/22        4,215,320
    1,500   Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                                   5.250         11/01/17        1,614,930
    1,250   Portland, OR Cmnty College Dist Ser B                                         5.250         06/01/12        1,372,275
    1,500   Washington Multnomah & Yamhill Cntys, OR Sch Dist No 11 (MBIA Insd)           5.000         06/01/13        1,618,545
    3,195   Yamhill Cnty, OR Sch Dist No 029J Newberg (MBIA Insd)                         5.250         06/15/18        3,427,564
                                                                                                                    -------------
                                                                                                                       12,248,634
                                                                                                                    -------------

            PENNSYLVANIA     6.3%



    2,500   Allegheny Cnty, PA San Auth Swr (MBIA Insd)                                   5.500         12/01/30        2,609,500
    3,850   Greater Latrobe, PA Sch Auth (FGIC Insd)                                      5.250         04/01/16        4,151,224
    3,000   Harrisburg, PA Res Gtd Sub Ser D-2 (FSA Insd)                                 5.000         12/01/33        3,214,020
      210   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Proj
            A Rfdg                                                                        5.000         12/15/05          209,698
      275   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Proj
            A Rfdg                                                                        5.100         12/15/06          275,886
      295   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Proj
            A Rfdg                                                                        5.250         12/15/07          296,301
      210   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Proj
            A Rfdg                                                                        5.300         12/15/08          210,596
      320   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Proj
            A Rfdg                                                                        5.300         12/15/09          315,779
      240   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Proj
            A Rfdg                                                                        5.400         12/15/10          235,001
    1,650   Montgomery Cnty, PA Indl Dev Auth Retirement Cmnty Rev Adult Cmntys
            Total Svcs Ser B                                                              5.625         11/15/12        1,700,804
    2,700   Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Ser D
            (AMT)                                                                         7.150         12/01/18        2,793,069
    1,000   Pennsylvania St Tpk Commn Rev Ser T Rfdg (FGIC Insd)                          5.500         12/01/11        1,127,190
    1,000   Philadelphia, PA Auth Indl Dev Philadelphia Arpt Sys Proj Ser A
            (AMT) (FGIC Insd)                                                             5.125         07/01/19        1,032,740
    2,600   Philadelphia, PA Auth Indl Ser B (FSA Insd)                                   5.500         10/01/16        2,873,104
    3,200   Philadelphia, PA Gas Wks Rev 1998 Gen Ordinance 4th Ser (FSA Insd)            5.250         08/01/19        3,411,424
    4,305   Philadelphia, PA Redev Auth Rev Neighborhood Transformation Ser A
            (FGIC Insd)                                                                   5.250         04/15/11        4,746,607
    1,500   Philadelphia, PA Sch Dist Ser A (Prerefunded @ 02/01/11) (FSA Insd)           5.750         02/01/12        1,700,460
    5,205   Pittsburgh, PA Ser A (AMBAC Insd)                                             5.500         09/01/17        5,598,498
                                                                                                                    -------------
                                                                                                                       36,501,901
                                                                                                                    -------------

            RHODE ISLAND     1.5%
    2,150   Providence, RI Redev Agy Ctf Part Ser A (Prerefunded @ 09/01/04)              8.000         09/01/24        2,204,395
    2,420   Rhode Island St Cons Cap Dev Ln Ser A (Prerefunded @ 08/01/04)                5.000         08/01/12        2,444,442
    1,160   Rhode Island St Economic Dev Ser A Rfdg (AMT) (FSA Insd)                      5.000         07/01/20        1,176,716
    2,495   Rhode Island St Hlth & Ed Higher Ed Johnson & Wales Rfdg (XLCA Insd)          5.375         04/01/18        2,691,930
                                                                                                                    -------------
                                                                                                                        8,517,483
                                                                                                                    -------------

            SOUTH CAROLINA     0.7%
    2,000   Rock Hill, SC Util Sys Rev Comb Ser A Impt & Rfdg (FSA Insd)                  5.375         01/01/18        2,168,840
      475   Rock Hill, SC Util Sys Rev Comb Ser C Rfdg (FSA Insd)                         5.125         01/01/13          513,841
    1,500   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj Ser
            A (AMBAC Insd)                                                                5.200         11/01/27        1,538,835
                                                                                                                    -------------
                                                                                                                        4,221,516
                                                                                                                    -------------

            TENNESSEE     1.7%

    4,000   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth
            Ser A Rfdg (MBIA Insd)                                                        7.500         07/01/25        4,918,600
    2,500   Memphis, TN (Prerefunded @ 10/01/06)                                          5.250         10/01/14        2,696,375
    1,000   Metropolitan Nashville Arpt Auth TN Impt Ser A Rfdg (FGIC Insd)               6.600         07/01/14        1,181,140
    1,125   Tennessee Hsg Dev Agy Home Ownership Pgm 2-A (AMT)                            5.700         07/01/31        1,153,238
                                                                                                                    -------------
                                                                                                                        9,949,353
                                                                                                                    -------------

            TEXAS     10.9%
    1,000   Brazos Cnty, TX Hlth Fac Dev Oblig Grp                                        5.375         01/01/32          981,660
    1,350   Cameron Cnty, TX Ctf Oblig (AMBAC Insd)                                       5.750         02/15/14        1,505,237
    2,500   Coastal Bend Hlth Fac Dev, TX Ser C (Inverse Fltg) (Escrowed to
            Maturity) (AMBAC Insd) (g)                                                   10.328         11/15/13        3,266,900
    2,420   Dallas Cnty, TX Cmnty College Dist Rev Fin Sys (AMBAC Insd)                   5.375         02/15/16        2,619,481
    2,000   Fort Worth, TX Wtr & Swr Rev Impt Rfdg                                        5.500         02/15/05        2,044,520
    1,745   Harris Cnty, TX Perm Impt & Rfdg                                              5.000         10/01/11        1,865,248
    3,345   Houston, TX Hotel Occupancy Tax Convtn & Entertnmnt Ser B
            (AMBAC Insd)                                                                  5.750         09/01/14        3,773,762
    6,790   Houston, TX Indpt Sch Dist Pub Fac Corp Lease Rev Cap Apprec West
            Side Ser B (AMBAC Insd)                                                           *         09/15/14        4,297,119
      130   Houston, TX Pub Impt Rfdg (FSA Insd)                                          5.750         03/01/15          145,413
    1,370   Houston, TX Pub Impt Rfdg (Prerefunded 09/01/10) (FSA Insd)                   5.750         03/01/15        1,547,292
   10,000   Houston, TX Util Sys Rev First Lien Ser A Rfdg (FSA Insd)                     5.250         05/15/21       10,624,600
    4,000   Houston, TX Util Sys Rev First Lien Ser A Rfdg (FGIC Insd)                    5.250         05/15/23        4,204,440
    2,500   Houston, TX Wtr & Swr Sys Rev Jr Lien Ser B Rfdg (Escrowed to
            Maturity) (FGIC Insd)                                                         6.250         12/01/05        2,650,175
    1,250   Matagorda Cnty, TX Navig Dist No 1 Rev Coll Centerpoint Energy
            Proj Rfdg (Variable Rate Coupon)                                              5.600         03/01/27        1,251,713
    1,000   Mesquite, TX Hlth Fac Dev Christian Care Retirement Fac Ser A                 7.625         02/15/28        1,044,970
    1,400   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj                7.250         01/01/31        1,327,368
      500   North Central, TX Hlth Fac Dev Hosp Baylor Hlth Care Sys Proj A               5.125         05/15/29          492,715
    4,000   North Central, TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas
            (AMBAC Insd)                                                                  5.250         08/15/32        4,049,880
    3,994   Region One Ed Svc Ctr Sub Tech Fac Proj (Acquired 12/30/97, Cost
            $3,993,700) (b)                                                               6.590         12/15/17        4,016,225
    4,000   San Antonio, TX Elec & Gas Rev Sys Rfdg                                       5.375         02/01/18        4,323,040
    1,154   Texas Gen Svc Comm Part Int                                                   7.250         08/01/11        1,162,291
       75   Texas Muni Pwr Agy Rev (Escrowed to Maturity) (MBIA Insd)                         *         09/01/15           45,447
    3,925   Texas Muni Pwr Agy Rev (Unrefunded Balance) (MBIA Insd)                           *         09/01/15        2,352,763
    4,000   Texas St Univ Sys Fin Rev Rfdg (FSA Insd)                                     5.000         03/15/19        4,147,280
                                                                                                                    -------------
                                                                                                                       63,739,539
                                                                                                                    -------------

            VIRGINIA     2.2%
    1,320   Fairfax Cnty, VA Ctf Part                                                     5.300         04/15/23        1,370,015


    1,500   Henrico Cnty, VA Indl Dev Auth Pub Fac Lease Rev Henrico Cnty Regl
            Jail Proj (Prerefunded @ 08/01/05)                                            6.500         08/01/10        1,603,110
    1,500   Henrico Cnty, VA Indl Dev Auth Pub Fac Lease Rev Henrico Cnty Regl
            Jail Proj (Prerefunded @ 08/01/05)                                            7.125         08/01/21        1,612,395
    1,630   Richmond, VA (FSA Insd)                                                       5.125         01/15/08        1,762,845
    1,340   Richmond, VA (FSA Insd)                                                       5.500         01/15/10        1,496,056
    5,000   Virginia St Pub Sch Auth Sch Fin 1997 Resolution Ser C                        5.000         08/01/20        5,230,500
                                                                                                                    -------------
                                                                                                                       13,074,921
                                                                                                                    -------------

            WASHINGTON     6.2%
    5,000   Bellevue, WA Convention Ctr Auth Spl Oblig Rev Rfdg (MBIA Insd)                   *         02/01/24        1,758,650
    3,230   Clark Cnty, WA Pub Util Dist No. 001 Gen Sys Rev Rfdg (FSA Insd)              5.500         01/01/07        3,465,887
    3,000   Clark Cnty, WA Pub Util Dist No. 001 Gen Sys Rev Rfdg (FSA Insd)              5.625         01/01/12        3,326,970
    5,000   Cowlitz Cnty, WA Spl Swr Rev CSOB Wastewtr Treatment Rfdg (FGIC Insd)         5.500         11/01/19        5,614,950
    5,000   Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg (XLCA Insd)                 5.500         07/01/17        5,461,700
    3,000   Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg (FSA Insd)                  5.500         07/01/18        3,240,390
    5,000   King Cnty, WA Ser B Rfdg (MBIA Insd)                                          5.250         01/01/34        5,060,850
    1,000   Port Seattle, WA Rev Ser B (AMT) (MBIA Insd)                                  5.625         02/01/24        1,049,280
    3,500   Snohomish Cnty, WA Sch Dist 201 (FSA Insd)                                    5.000         12/01/22        3,592,190
    1,345   Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA Insd)                                 5.750         01/01/15        1,505,311
    1,750   Washington St Pub Pwr Supply Sys Nuclear Proj No 1 Rev (MBIA Insd)            5.750         07/01/12        1,899,485
                                                                                                                    -------------
                                                                                                                       35,975,663
                                                                                                                    -------------

            WEST VIRGINIA     1.1%
    6,550   Harrison Cnty, WV Cnty Cmnty Solid Waste Disp Rev Potomac Edison
            Co Ser A (AMT) (MBIA Insd)                                                    6.875         04/15/22        6,576,266
                                                                                                                    -------------

            WISCONSIN     2.1%
    5,000   Wisconsin St Hlth & Ed Fac Auth Mercy Hlth Sys Corp (AMBAC Insd)              5.500         08/15/25        5,176,600
    7,280   Wisconsin St Hlth & Ed Fac Children's Hosp (Prerefunded @ 08/15/04)
            (FGIC Insd) (d)                                                               5.000         08/15/10        7,363,938
                                                                                                                    -------------
                                                                                                                       12,540,538
                                                                                                                    -------------

            GUAM     0.9%
    5,000   Guam Pwr Auth Rev Ser A (AMBAC Insd)                                          5.250         10/01/34        5,104,400
                                                                                                                    -------------

            PUERTO RICO     1.0%
    2,000   Puerto Rico Muni Fin Agy Ser A (FSA Insd)                                     5.250         08/01/20        2,153,600
    3,500   Puerto Rico Pub Bldgs Auth Rev Gtd Govt Facs Ser I                            5.250         07/01/33        3,537,590
                                                                                                                    -------------
                                                                                                                        5,691,190
                                                                                                                    -------------

TOTAL INVESTMENTS    150.4%




   (Cost $838,425,046)                                                                                                876,975,224

OTHER ASSETS IN EXCESS OF LIABILITIES    1.1%                                                                           6,320,108

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (51.5%)                                                        (300,117,803)
                                                                                                                    -------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                    $ 583,177,529
                                                                                                                    -------------



               Percentages are calculated as a percentage of net assets applicable to common shares.

*              Zero coupon bond

(a) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 4.3% of net assets applicable to common shares.

(c) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d)            Security converts to a fixed coupon rate at a predetermined date.

(e)            Non-income producing security.

(f)            Issuer has filed for protection in federal bankruptcy court.

(g) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

ACA        -   American Capital Access
AMBAC      -   AMBAC Indemnity Corp.
AMT        -   Alternative Minimum Tax
Asset Gty  -   Asset Guaranty Insurance Co.
FGIC       -   Financial Guaranty Insurance Co.
FSA        -   Financial Security Assurance Inc.
GNMA       -   Government National Mortgage Association
MBIA       -   Municipal Bond Investors Assurance Corp.
XLCA       -   XL Capital Assurance Inc.


Future contracts outstanding as of July 31, 2004:

                                                                    UNREALIZED
                                                                   APPRECIATION/
                                                      CONTRACTS    DEPRECIATION
                                                     -----------  --------------
SHORT CONTRACTS:
  U.S. Treasury Notes 5-Year Futures September 04             13        (23,414)
  (Current Notional Value of $109,500 per contract)
  U.S. Treasury Notes 10-Year Futures September 04             3         (8,919)
  (Current Notional Value of $110,719 per contract)  -----------  --------------
                                                              16       ($32,333)
                                                     ===========  ==============

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: September 20, 2004